SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

June 30, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 96.24%
Australia — 1.04%
$ 1,475,000	FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	$1,408,168
1,580,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	1,587,268
1,112,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	1,119,806
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	21,676
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	147,609

		4,284,527

Austria — 0.89%
3,667,000	Benteler International AG, 10.50%, 5/15/28(a)	3,699,086

Bermuda — 0.56%
2,504,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	2,313,992

Canada — 4.81%
2,304,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	2,124,949
1,716,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,623,155
2,155,000	Bombardier, Inc., 7.50%, 2/1/29(a)	2,132,019
611,000	Bombardier, Inc., 7.88%, 4/15/27(a)	607,945
6,415,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	5,508,881
2,160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	1,997,097
2,079,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	1,840,269
2,589,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	2,216,934
1,841,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(a)	1,862,001

		19,913,250

Cayman Islands — 0.96%
4,361,804	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	3,991,051

Czech Republic — 0.56%
2,279,000	Allwyn Entertainment Financing UK Plc, 7.88%, 4/30/29(a)	2,324,140

France — 3.13%
2,000,000	Altice France SA, 5.13%, 7/15/29(a)	1,420,000
397,000	Altice France SA/France, 8.13%, 2/1/27(a)	343,882
5,003,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	4,902,940
1,526,000	BNP Paribas SA, 7.75%, (a),(d),(e)	1,464,193
2,554,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	2,406,240
2,631,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,426,275

		12,963,530

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

Germany — 2.58%
$3,111,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	$2,828,713
2,200,000	Commerzbank AG, 7.00%, (d),(e),(f)	2,008,208
2,255,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	2,078,862
2,365,000	IHO Verwaltungs GmbH, PIK, 6.00%, 5/15/27(a)	2,229,012
1,575,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	1,533,724

		10,678,519

India — 0.33%
1,514,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	1,362,120

Italy — 1.09%
2,996,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,542,346
2,162,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	1,958,294

		4,500,640

Luxembourg — 0.88%
2,023,000	Altice Financing SA, 5.00%, 1/15/28(a)	1,611,881
2,603,000	Altice Financing SA, 5.75%, 8/15/29(a)	2,017,924

		3,629,805

Mexico — 0.32%
1,739,000	Banco Mercantil del Norte SA, 6.63%, (d),(e),(f)	1,343,377

Netherlands — 0.65%
3,078,000	UPC Holding BV, 5.50%, 1/15/28(a)	2,699,137

Puerto Rico — 0.19%
780,000	Popular, Inc., 7.25%, 3/13/28	776,100

United Arab Emirates — 0.74%
3,156,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	3,066,475

United Kingdom — 2.70%
1,707,000	Barclays Plc, 8.00%, (d),(e)	1,515,880
1,200,000	Jaguar Land Rover Automotive Plc, 4.50%, 10/1/27(a)	1,056,616
1,200,000	Jaguar Land Rover Automotive Plc, 5.50%, 7/15/29(a)	1,026,722
2,088,000	Jaguar Land Rover Automotive Plc, 5.88%, 1/15/28(a)	1,917,703
4,377,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	3,640,272
2,594,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	2,029,632

		11,186,825

United States — 74.81%
1,800,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	1,706,400
2,157,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	2,189,355
2,329,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,016,404

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 2,319,000	Akumin Escrow, Inc., 7.50%, 8/1/28(a)	$1,529,867
702,000	Akumin, Inc., 7.00%, 11/1/25(a)	573,988
3,952,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	4,025,376
2,195,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	2,146,297
1,250,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,151,502
1,594,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,392,693
1,420,000	Ball Corp., 4.00%, 11/15/23	1,408,749
2,192,000	Ball Corp., 4.88%, 3/15/26	2,130,989
2,732,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	2,405,768
4,041,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	4,037,984
2,401,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26(a)	2,265,157
3,703,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	3,525,988
2,014,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	1,685,251
1,153,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	856,330
2,952,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	2,938,905
1,250,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,256,085
2,074,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	1,967,266
4,796,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	4,127,778
2,543,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	1,997,239
1,799,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	1,539,330
1,706,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	1,586,529
4,819,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	4,696,290
1,193,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27	1,134,324
1,568,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	1,556,366
2,932,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	2,431,708
1,825,000	Chart Industries, Inc., 7.50%, 1/1/30(a)	1,862,374
2,382,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	2,541,560
3,610,000	CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	3,516,763
4,120,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	4,079,673
2,023,000	Civitas Resources, Inc., 8.38%, 7/1/28(a)	2,046,510
2,028,000	Civitas Resources, Inc., 8.75%, 7/1/31(a)	2,059,030
3,730,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	3,704,822
2,430,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	2,160,020
3,136,000	CMG Media Corp., 8.88%, 12/15/27(a)	2,222,937
2,729,000	Constellium SE, 3.75%, 4/15/29(a)	2,331,792
1,275,000	Constellium SE, 5.63%, 6/15/28(a)	1,201,061
3,651,000	Coty, Inc., 5.00%, 4/15/26(a)	3,517,893
4,450,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	4,000,866
2,993,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.38%, 2/1/31(a)	2,958,354

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,049,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	$597,930
1,650,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	1,601,937
4,324,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	3,958,061
2,305,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	2,087,110
2,391,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,928,142
1,835,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,373,144
1,845,000	DISH Network Corp., 11.75%, 11/15/27(a)	1,804,242
3,471,000	Domtar Corp., 6.75%, 10/1/28(a)	2,962,520
2,377,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	2,208,315
2,240,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	1,877,134
3,654,000	Ford Motor Co., 6.10%, 8/19/32	3,543,015
1,766,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,576,721
5,328,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	5,149,008
1,238,000	Ford Motor Credit Co. LLC, 6.80%, 5/12/28	1,240,812
2,900,000	Ford Motor Credit Co. LLC, 7.20%, 6/10/30	2,929,752
2,477,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	2,528,491
2,311,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,124,522
1,367,000	Freedom Mortgage Corp., 8.13%, 11/15/24(a)	1,354,389
2,192,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30(a)	2,141,781
1,426,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	1,009,414
866,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	593,587
1,200,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	1,197,303
2,006,000	Gen Digital, Inc., 7.13%, 9/30/30(a)	2,009,898
2,486,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	2,312,011
1,830,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,781,414
2,389,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	2,211,489
3,072,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,620,632
2,613,000	Griffon Corp., 5.75%, 3/1/28	2,443,687
1,788,000	Hanesbrands, Inc., 9.00%, 2/15/31(a)	1,801,518
2,025,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	1,944,093
3,055,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,901,181
560,000	International Game Technology Plc, 6.50%, 2/15/25(a)	560,992
3,568,000	IRB Holding Corp., 7.00%, 6/15/25(a)	3,585,840
3,329,000	Iron Mountain, Inc., REIT, 5.25%, 7/15/30(a)	2,999,672
4,907,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	4,124,073
1,571,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,293,309
1,750,000	KeyBank NA, Series BKNt, (Secured Overnight Financing Average Index + 0.320%), 5.41%, 6/14/24(g)	1,699,259
870,000	KeyBank NA, 6.95%, 2/1/28	814,927
523,000	KeyCorp, MTN, 3.88%, 5/23/25(d)	484,110
2,132,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	2,058,815
2,460,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	2,036,241
2,200,000	LCPR Senior Secured Financing DAC, 5.13%, 7/15/29(a)	1,848,535
2,245,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,111,235
1,692,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,322,463
1,101,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25(a)	1,022,634

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,085,000	Level 3 Financing, Inc., 4.63%, 9/15/27(a)	$753,921
709,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	719,695
1,795,000	Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	1,599,140
2,419,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,118,739
2,063,000	MasTec, Inc., 4.50%, 8/15/28(a)	1,905,706
3,390,000	Matthews International Corp., 5.25%, 12/1/25(a)	3,270,013
2,426,000	McAfee Corp., 7.38%, 2/15/30(a)	2,109,091
3,501,000	Medline Borrower LP, 3.88%, 4/1/29(a)	3,045,065
2,218,000	MGM Resorts International, 4.75%, 10/15/28	2,014,374
1,432,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,332,364
3,555,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,264,597
4,701,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	4,240,636
1,178,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,098,301
1,897,000	NuStar Logistics LP, 5.75%, 10/1/25	1,855,782
3,450,000	OneMain Finance Corp., 9.00%, 1/15/29	3,479,670
1,996,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,222,647
3,668,000	Paramount Global, 6.38%, 3/30/62(d)	3,064,639
1,471,000	Pike Corp., 5.50%, 9/1/28(a)	1,323,257
1,464,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,430,375
850,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(a)	842,541
2,668,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	2,488,645
3,724,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	3,210,957
812,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(a)	578,551
1,636,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	1,372,495
2,117,000	RHP Hotel Properties LP / RHP Finance Corp., REIT, 7.25%, 7/15/28(a)	2,138,673
1,004,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30(a)	890,753
2,070,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29(a)	1,902,189
2,056,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	1,809,550
3,542,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,331,778
187,000	Sinclair Television Group, Inc., 5.50%, 3/1/30(a)	107,836
1,350,000	Sirius XM Radio, Inc., 3.13%, 9/1/26(a)	1,216,303
3,600,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	3,131,951
4,347,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	4,112,066
4,417,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	4,178,693
5,087,000	Sprint LLC, 7.13%, 6/15/24	5,136,077
2,664,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	2,539,028
1,627,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,385,847
1,786,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(a)	1,687,910
414,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	364,853

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,600,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(a)	$1,605,315
1,053,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	1,046,520
4,482,000	TEGNA, Inc., 5.00%, 9/15/29	3,878,147
1,750,000	Tenet Healthcare Corp., 4.88%, 1/1/26	1,704,888
1,851,000	Tenet Healthcare Corp., 6.13%, 10/1/28	1,781,588
1,556,000	Tenet Healthcare Corp., 6.25%, 2/1/27	1,542,990
1,087,000(h)	TI Automotive Finance Plc, 3.75%, 4/15/29(f)	943,279
1,966,000	TransDigm, Inc., 4.63%, 1/15/29	1,748,378
2,925,000	TransDigm, Inc., 6.25%, 3/15/26(a)	2,910,729
1,287,000	U.S. Foods, Inc., 6.25%, 4/15/25(a)	1,287,818
1,512,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 10.50%, 2/15/28(a)	1,500,507
2,930,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,827,217
664,000	Univision Communications, Inc., 7.38%, 6/30/30(a)	632,919
2,351,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	2,024,109
2,080,000	Venture Global LNG, Inc., 8.13%, 6/1/28(a)	2,115,481
2,082,000	Venture Global LNG, Inc., 8.38%, 6/1/31(a)	2,102,213
1,337,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	976,455
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	418,981
1,336,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	1,281,283
2,756,000	Windsor Holdings III LLC, 8.50%, 6/15/30(a)	2,741,364
3,106,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 2/15/31(a)	3,088,267

		309,692,087

Total Corporate Bonds (Cost $414,832,167)		398,424,661

U.S. Treasury Obligations — 0.51%
United States — 0.51%
2,120,000	U.S. Treasury Notes, 4.63%, 6/30/25	2,110,311

Total U.S. Treasury Obligations (Cost $2,110,019)		2,110,311

Shares

Common Stocks — 0.04%
United Kingdom — 0.00%
12,023	AVTCAP WARR*	6,749

United States — 0.04%
70,137	Quintis Ltd.(b),(c),(i)	1,403
1,445	Voyager Aviation Holdings LLC*	177,374

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
241	Voyager Aviation Holdings LLC*,(b),(c)	$0
12,785	W R Grace & Co.*,(b),(c),(i)	0

		178,777

Total Common Stocks (Cost $2)		185,526

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	0

Total Rights/Warrants (Cost $0)		0

Investment Company — 1.69%
7,001,051	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	7,001,051

Total Investment Company (Cost $7,001,051)		7,001,051

Total Investments (Cost $423,943,239) — 98.48%		$407,721,549
Other assets in excess of liabilities — 1.52%		6,275,345

NET ASSETS — 100.00%		$413,996,894

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2023.
(h)	Principal amount denoted in Euros.
(i)	Security delisted or issuer in bankruptcy.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Foreign currency exchange contracts as of June 30, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation
USD	243,294	EUR	221,908	Citibank N.A.	7/20/23	$895
USD	374,137	EUR	341,029	Citibank N.A.	7/20/23	1,618
USD	654,479	EUR	596,063	Citibank N.A.	7/20/23	3,377

Total						$5,890

Financial futures contracts as of June 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
2 Year U.S. Treasury Note	133	September 2023	$(117,060)	USD $27,044,719	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	196	September 2023	(180,128)	USD 22,004,063	Morgan Stanley & Co. LLC

Total			$(297,188)

Credit default swaps sell protection as of June 30, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value
5.00%	ICE - CDX HY S40 JUN-28		Morgan Stanley &Co.	6/20/28	USD11,000	$260,317	$66,778	$327,095

Total						$260,317	$66,778	$327,095

Abbreviations used are defined below:

EUR - Euro

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer, Cyclical	26.10%
Communications	20.13%
Consumer, Non-cyclical	14.13%
Industrial	11.60%
Financial	8.63%
Energy	8.18%
Basic Materials	3.92%
Technology	2.34%
Diversified	0.89%
U.S. Treasury Obligations	0.51%
Utilities	0.32%
Common Stocks	0.04%
Other*	3.21%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.